Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Royalties expenses	$ 4,460	$ 7,811	$ 7,362
Outstanding buy-back obligations	1,104,000
Lease expenses	44,614	37,169	$ 35,099
Guarantees issued by banks to secure certain advances from customers and performance bonds	1,219,451
Amount guaranteed in respect of credit lines granted by banks	4,207	6,274
Purchase commitments	$ 1,313,000	$ 1,292,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	5.00%
Maximum amount of royalties paid, percentage	150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	2.00%
Maximum amount of royalties paid, percentage	100.00%